                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act File No. 811-5039
      ---------------------------------------------------------------------

                         CREDIT SUISSE FIXED INCOME FUND
      ---------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               466 Lexington Avenue, New York, New York 10017-3140
      ---------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                                Hal Liebes, Esq.
                         Credit Suisse Fixed Income Fund
                              466 Lexington Avenue
                          New York, New York 10017-3147

Registrant's telephone number, including area code:(212) 875-3500

Date of fiscal year end: October 31, 2003

Date of reporting period: April 30, 2003

ITEM 1. REPORTS TO STOCKHOLDERS.

[CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2003
(Unaudited)


- CREDIT SUISSE
  FIXED INCOME FUND


More complete information about the fund, including charges and expenses, is provided in the PROSPECTUS, which must precede or accompany this document and which should be read carefully before investing. you may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3140. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

THE FUND'S INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE FUND'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE FUND HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF APRIL 30, 2003; THESE VIEWS AND FUND HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE FIXED INCOME FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT
April 30, 2003

                                                                    May 21, 2003

Dear Shareholder:

  For the six months ended April 30, 2003, the share classes of Credit Suisse Fixed Income Fund1 (the "Fund") generated returns as follows: Common Class shares gained 8.13%, Advisor Class shares gained 7.98%, Class A shares gained 8.00%,(2) Class B shares gained 7.60%,(2) and Class C shares gained 7.49%.(2) By contrast, the Lehman Brothers U.S. Aggregate Bond Index(3) gained 4.32%.

  The Fund outperformed the broad fixed income market (as represented by the Fund's benchmark) due to the collective impact of several elements of our strategy. On a big-picture level, market conditions favored our general approach of emphasizing non-Treasury securities at the expense of Treasuries. As long-term investors, furthermore, we maintained our focus on economic conditions and other market fundamentals in the face of heightened concerns about the possible timing and length of a war with Iraq, whose influence we believed would be relatively temporary.

  More specifically:

  - We structured the portfolio's non-Treasury exposure as a "credit barbell" consisting of investment-grade corporate bonds with high market sensitivity on one end, and AAA-rated securitized debt issues with comparatively low market sensitivity on the other end. Corporates were especially additive to performance. Our wide diversification within the universe of issuers worked to our advantage, as did our industry allocations and individual security selection.

  - We held high yield corporates, which were notably strong.

  - We generated above-benchmark results in securitized debt. Two aspects of our positioning were especially helpful in this regard. First, we favored mortgage-backed securities (MBS) and commercial MBS (CMBS), both of which generated solidly positive excess returns versus comparable-maturity Treasuries. Second, our MBS security selection concentrated on recently originated issues with good prepayment protection and attractive financing.

  - We held a small allocation to inflation-linked Treasury bonds (known as TIPS, or Treasury Inflation-Protected Securities), which we felt offered desirable valuations as well as the potential for capital appreciation if perceived or actual inflation should rise. Our analysis proved on target, as nominal inflation moved higher in early 2003 and TIPS prices gained accordingly.

  The most negative contributions to the Fund's overall return were fairly modest and came from two below-benchmark allocations. These were to government agency issues, which generated positive excess returns; and, within our corporate allocation, to banks and other financial companies, which significantly outperformed the benchmark as a whole.

  We are optimistic about the prospects for non-Treasury fixed income sectors, albeit less so than previously. Although highest-quality securities appear fully valued to us at present, we think non-Treasuries remain generally appealing for their yields and positive sensitivity to economic growth. We expect U.S. economic growth to eventually revive from both the ample monetary and fiscal stimulus currently in place. Corporate bonds are particularly well-positioned to perform well in such an environment, in our opinion.

  Our asset allocation continues to utilize the barbell approach we described earlier, which highlights corporates and securitized debt.

  Although our view on valuations has prompted us to reduce aggregate corporate exposure to benchmark-neutral from above-benchmark, we still see areas of opportunity among lower-quality corporates. Our securitized holdings emphasize asset-backed securities (ABS) and CMBS, and we continue to use ABS as a less-risky surrogate for highest-quality corporates. In the below-investment-grade universe, we have trimmed exposure to high yield following its recent extended rally, and have a cautious outlook for emerging market debt.

Credit Suisse Fixed Income Management Team


Jo Ann Corkran      Leland E. Crabbe       Suzanne E. Moran      David N. Fisher

  IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE, AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

                 AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2003(1)

                                                                      SINCE       INCEPTION
                                 1 YEAR     5 YEARS     10 YEARS    INCEPTION       DATE
                                 ------     -------     --------    ---------     ---------
Common Class                       4.66%       4.98%        6.10%        7.14%      8/17/87
Advisor Class                      4.30%       4.74%          --         5.82%       7/3/96
Class A Without Sales
  Charge                           4.45%         --           --         2.37%      7/31/01
Class A With Maximum
  Sales Charge                    (0.50%)        --           --        (0.56%)     7/31/01
Class B Without CDSC               3.63%         --           --         1.60%      7/31/01
Class B With
  Maximum CDSC                    (0.36%)        --           --        (0.11%)     7/31/01
Class C Without CDSC               3.51%         --           --         1.49%      7/31/01
Class C With
  Maximum CDSC                     2.52%         --           --         1.49%      7/31/01

                 AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2003(1)

                                                                      SINCE       INCEPTION
                                 1 YEAR     5 YEARS     10 YEARS    INCEPTION       DATE
                                 ------     -------     --------    ---------     ---------
Common Class                       5.52%       5.21%        6.17%        7.21%      8/17/87
Advisor Class                      5.24%       4.96%          --         5.98%       7/3/96
Class A Without Sales
  Charge                           5.31%         --           --         3.15%      7/31/01
Class A With Maximum
  Sales Charge                     0.34%         --           --         0.33%      7/31/01
Class B Without CDSC               4.48%         --           --         2.38%      7/31/01
Class B With
  Maximum CDSC                     0.48%         --           --         0.73%      7/31/01
Class C Without CDSC               4.36%         --           --         2.27%      7/31/01
Class C With
  Maximum CDSC                     3.36%         --           --         2.27%      7/31/01

Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(1) Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2) Total return for Class A Shares for the reporting period, based on offering price (with maximum sales charge of 4.75%), was 2.86%. Total return for Class B Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge ("CDSC") of 4%), was 3.60%. Total return for Class C Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge ("CDSC") of 1%), was 6.49%.
(3) The Lehman Brothers U.S. Aggregate Bond Index is composed of the Lehman Brothers Government/Corporate Bond Index and the Lehman Brothers Mortgage-Backed Securities Index. It includes U.S. Treasury and agency issues, corporate bond issues and mortgage-backed securities rated investment-grade or higher by Moody's Investors Service, Standard & Poor's Division of The McGraw-Hill Companies, Inc. or Fitch IBCA Inc. Investors cannot invest directly in an index.

CREDIT SUISSE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
April 30, 2003 (Unaudited)

    PAR                                                           RATINGS@@
   (000)                                                        (S&P/MOODY'S)   MATURITY    RATE%      VALUE
   -----                                                        -------------   --------   ------   ------------
CORPORATE BONDS (36.1%)
AEROSPACE & DEFENSE (0.7%)
$    705   Lockheed Martin Corp., Bonds                         (BBB , Baa2)    12/01/29    8.500   $    948,766
     240   Raytheon Co., Notes                                  (BBB- , Baa3)   08/15/07    6.750        267,224
      30   Sequa Corp., Senior Notes                             (BB- , Ba3)    08/01/09    9.000         31,500
      95   Sequa Corp., Series B, Senior Notes                   (BB , Ba3)     04/01/08    8.875         98,563
                                                                                                    ------------
                                                                                                       1,346,053
                                                                                                    ------------

AGRICULTURE (0.2%)
     385   Cargill, Inc., Rule 144A, Notes++                      (A+ , A1)     05/01/06    6.250        426,586
                                                                                                    ------------

APPAREL (0.1%)
     125   Levi Strauss & Co., Notes                             (BB- , B3)     11/01/06    7.000         99,375
                                                                                                    ------------

AUTOMOBILE PARTS & EQUIPMENT (0.2%)
     230   Collins & Aikman Products Corp., Company
             Guaranteed Notes (Callable 04/15/04 @ $100.00)~      (B , B2)      04/15/06   11.500        216,200
     295   Metaldyne Corp., Global Company Guaranteed
             Notes (Callable 06/15/07@105.50)                     (B , B3)      06/15/12   11.000        258,125
                                                                                                    ------------
                                                                                                         474,325
                                                                                                    ------------

BUILDING MATERIALS (0.3%)
     200   American Standard, Inc., Company Guaranteed Notes     (BB+ , Ba2)    02/01/08    7.375        217,000
     160   Dayton Superior Corp., Company Guaranteed
             Notes (Callable 06/15/07 @ $102.17)~                (B- , Caa2)    06/15/09   13.000        136,800
     300   Nortek, Inc., Series B, Global Senior Subordinated
             Notes (Callable 06/15/06 @ $104.94)                  (B- , B3)     06/15/11    9.875        313,500
                                                                                                    ------------
                                                                                                         667,300
                                                                                                    ------------

CHEMICALS (0.3%)
     280   Applied Extrusion Technologies, Inc., Series B,
             Company Guaranteed Notes
             (Callable 07/01/06 @ $105.38)                       (B , Caa1)     07/01/11   10.750        208,600
     340   Avecia Group PLC, Global Company Guaranteed
             Notes (Callable 07/01/04 @ $105.50)                 (B , Caa1)     07/01/09   11.000        311,100
     120   Scotts Co., Company Guaranteed Notes
             (Callable 01/15/04 @ $104.31)                        (B+ , B2)     01/15/09    8.625        127,800
                                                                                                    ------------
                                                                                                         647,500
                                                                                                    ------------

COMMERCIAL SERVICES (0.1%)
     100   Iron Mountain, Inc., Company Guaranteed
             Notes (Callable 04/01/06 @ $104.31)                  (B , B2)      04/01/13    8.625        109,500
     215   La Petite Academy, Inc., Series B, Company
             Guaranteed Notes (Callable 05/15/03 @ $105.00)       (CC , Ca)     05/15/08   10.000        126,850
                                                                                                    ------------
                                                                                                         236,350
                                                                                                    ------------

COMPUTERS (0.1%)
      80   DIVA Systems Corp., Series B, Senior Discount
             Notes (Callable 03/01/04 @ $104.20)?                 (NR , NR)     03/01/08   12.625          2,800
     160   Unisys Corp., Senior Notes                            (BB+ , Ba1)    01/15/05    7.250        168,000
                                                                                                    ------------
                                                                                                         170,800
                                                                                                    ------------

                 See Accompanying Notes to Financial Statements.

    PAR                                                           RATINGS@@
   (000)                                                        (S&P/MOODY'S)   MATURITY    RATE%      VALUE
   -----                                                        -------------   --------   ------   ------------
CORPORATE BONDS (CONTINUED)
COSMETICS/PERSONAL CARE (0.2%)
$    270   Armkel LLC, Global Senior Subordinated Notes
             (Callable 08/15/05 @ $104.75)                        (B- , B2)     08/15/09    9.500   $    303,750
                                                                                                    ------------

DIVERSIFIED FINANCIALS (5.4%)
     905   Bear Stearns Companies, Inc., Global Notes             (A , A2)      03/30/06    3.000        921,676
     175   Chukchansi Economic Development Authority,
             Rule 144A, Senior Notes
             (Callable 10/01/06 @ $113.00)++                      (NR , NR)     06/15/09   14.500        184,188
     320   Countrywide Home Loans, Inc., Global
             Company Guaranteed Notes                             (A , A3)      06/15/04    6.850        338,244
     790   Countrywide Home Loans, Inc., Global Notes             (A , A3)      12/19/07    4.250        819,025
     225   Erac USA Finance Co., Rule 144A, Notes++             (BBB+ , Baa1)   05/15/06    6.625        243,393
     630   FMR Corp., Rule 144A, Notes++                         (AA , Aa3)     03/01/13    4.750        636,004
   1,220   Ford Motor Credit Co., Global Notes                   (BBB , A3)     02/01/06    6.875      1,262,877
     520   Ford Motor Credit Co., Global Notes                   (BBB , A3)     10/28/09    7.375        531,960
     544   FPL Group Capital, Inc., Company
             Guaranteed Notes                                     (A- , A2)     09/15/06    7.625        619,822
   1,200   General Electric Capital Corp., Series MTNA,
             Global Notes                                        (AAA , Aaa)    06/15/12    6.000      1,326,516
     575   General Motors Acceptance Corp., Global Bonds         (BBB , A2)     11/01/31    8.000        600,604
     540   Goldman Sachs Group, Inc., Global Notes~              (A+ , Aa3)     01/15/08    4.125        557,903
     705   Household Finance Corp., Global Notes                  (A , A2)      01/30/07    5.750        766,722
     450   Verizon Global Funding Corp., Global Notes             (A+ , A2)     06/15/12    6.875        517,225
   1,275   Verizon Global Funding Corp., Global Notes             (A+ , A2)     12/01/30    7.750      1,580,383
                                                                                                    ------------
                                                                                                      10,906,542
                                                                                                    ------------

ELECTRIC (4.6%)
     610   American Electric Power Company, Inc.,
             Series A, Global Notes                             (BBB , Baa3)    05/15/06    6.125        659,348
      90   Calpine Corp., Senior Notes~                           (B+ , B1)     08/15/10    8.625         64,800
     100   Calpine Corp., Senior Notes                            (B+ , B1)     02/15/11    8.500         73,500
     750   Cilcorp, Inc., Bonds                                 (BBB+ , Baa2)   10/15/29    9.375      1,011,256
     825   Cincinnati Gas & Electric Co., Notes                 (BBB , Baa1)    09/15/12    5.700        881,524
      95   CMS Energy Corp., Senior Notes                         (B+ , B3)     01/15/09    7.500         92,150
      55   CMS Energy Corp., Series B, Senior Notes               (B+ , B3)     01/15/04    6.750         55,412
     750   Consolidated Edison Company of
             New York, Debentures                                 (A+ , A1)     02/01/13    4.875        768,982
     235   Constellation Energy Group, Inc., Notes              (BBB+ , Baa1)   04/01/07    6.350        260,218
     300   Constellation Energy Group, Inc., Notes              (BBB+ , Baa1)   04/01/12    7.000        345,359
     200   Consumers Energy Co., 1st Mortgage Notes             (BBB- , Baa3)   09/15/06    6.250        220,000
     340   Dominion Resources, Inc., Series B, Global
             Senior Notes                                       (BBB+ , Baa1)   07/15/05    7.625        377,892
     520   Energy East Corp., Notes                             (BBB , Baa2)    06/15/12    6.750        578,464
     405   FPL Group Capital, Inc., Notes                         (A- , A2)     04/11/06    3.250        409,922
     585   Oncor Electric Delivery Co., Secured Notes           (BBB , Baa1)    05/01/32    7.000        665,367
     470   Progress Energy, Inc., Senior Notes                  (BBB , Baa2)    03/01/06    6.750        518,832
     425   Progress Energy, Inc., Senior Notes                  (BBB , Baa2)    03/01/31    7.750        520,421

                 See Accompanying Notes to Financial Statements.

    PAR                                                           RATINGS@@
   (000)                                                        (S&P/MOODY'S)   MATURITY    RATE%      VALUE
   -----                                                        -------------   --------   ------   ------------
CORPORATE BONDS (CONTINUED)
ELECTRIC (CONCLUDED)
$    380   PSE&G Power LLC, Global Company
             Guaranteed Notes                                    (BBB , Baa1)   06/01/12    6.950   $    434,452
     255   PSE&G Power LLC, Global Company
             Guaranteed Notes                                    (BBB , Baa1)   04/15/31    8.625        336,698
     780   Public Service Company of Colorado, Global
             Collateral Trust Notes~                            (BBB+ , Baa1)   10/01/12    7.875        957,512
                                                                                                    ------------
                                                                                                       9,232,109
                                                                                                    ------------

ELECTRICAL COMPONENTS & EQUIPMENT (0.0%)
      60   Motors & Gears, Inc., Series D, Senior Notes
             (Callable 11/15/03 @ $101.79)                       (B- , Caa1)    11/15/06   10.750         52,800
                                                                                                    ------------

ELECTRONICS (0.2%)
     170   Flextronics International, Ltd., Yankee Senior
             Subordinated Notes
             (Callable 07/01/05 @ $104.94)                       (BB- , Ba2)    07/01/10    9.875        191,250
     135   Sanmina-SCI Corp., Rule 144A, Secured
             Notes (Callable 01/15/07 @ 105.19)++                (BB- , Ba2)    01/15/10   10.375        154,575
                                                                                                    ------------
                                                                                                         345,825
                                                                                                    ------------

ENTERTAINMENT (1.1%)
     405   Argosy Gaming Co., Company Guaranteed
             Notes (Callable 06/01/04 @ $105.38)                  (B+ , B2)     06/01/09   10.750        449,550
     200   Bluegreen Corp., Company Guaranteed Notes              (B , B3)      04/01/08   10.500        181,000
      50   Horseshoe Gaming Holding Corp., Series B,
             Company Guaranteed Notes
             (Callable 05/15/04 @ $104.31)                        (B+ , B2)     05/15/09    8.625         53,375
     270   Intrawest Corp., Global Company Guaranteed
             Notes (Callable 02/01/05 @ 105.25)                   (B+ , B1)     02/01/10   10.500        294,300
     200   Isle of Capri Casinos, Inc., Company Guaranteed
             Notes (Callable 04/15/04 @ $104.38)                  (B , B2)      04/15/09    8.750        211,500
     215   Kerzner International, Ltd., Global Company
             Guaranteed Notes (Callable 08/15/06 @ $104.44)       (B+ , B2)     08/15/11    8.875        228,975
     490   Mohegan Tribal Gaming, Global Senior
             Subordinated Notes (Callable 07/01/06 @ $104.19)    (BB- , Ba3)    07/01/11    8.375        524,300
     320   Penn National Gaming, Inc., Company Guaranteed
             Notes (Callable 03/15/06 @ $104.44)                  (B- , B3)     03/15/10    8.875        336,800
                                                                                                    ------------
                                                                                                       2,279,800
                                                                                                    ------------

ENVIRONMENTAL CONTROL (0.8%)
      85   Allied Waste North America, Series B, Company
             Guaranteed Notes (Callable 01/01/04 @ $103.94)      (BB- , Ba3)    01/01/09    7.875         88,187
     230   Allied Waste North America, Series B, Global
             Company Guaranteed Notes                            (BB- , Ba3)    04/01/08    8.875        249,550
     530   Waste Management, Inc., Global Company
             Guaranteed Notes                                   (BBB , Baa3)    05/15/32    7.750        647,868
     110   Waste Management, Inc., Notes                        (BBB , Baa3)    04/30/04    8.000        116,075

                 See Accompanying Notes to Financial Statements.

    PAR                                                           RATINGS@@
   (000)                                                        (S&P/MOODY'S)   MATURITY    RATE%      VALUE
   -----                                                        -------------   --------   ------   ------------
CORPORATE BONDS (CONTINUED)
ENVIRONMENTAL CONTROL (CONCLUDED)
$    490   Waste Management, Inc., Senior Notes                 (BBB , Baa3)    08/01/10    7.375   $    572,124
                                                                                                    ------------
                                                                                                       1,673,804
                                                                                                    ------------

FOOD (1.8%)
      19   Archibald Candy Corp., Company Guaranteed
             Notes (Callable 11/01/05 @ 101.00)?                  (NR , NR)     11/01/07   10.000         17,492
     230   Aurora Foods, Inc., Series B, Senior Subordinated
             Notes (Callable 07/01/03 @ $106.38)                  (CC , Ca)     07/01/08    8.750        102,350
     445   ConAgra Foods, Inc., Notes                           (BBB+ , Baa1)   09/15/11    6.750        506,286
     525   ConAgra Foods, Inc., Notes                           (BBB+ , Baa1)   09/15/30    8.250        682,323
     300   Curtice Burns Food, Inc., Company Guaranteed
             Notes (Callable 11/01/03 @ $105.94)                  (B- , B3)     11/01/08   11.875        326,250
     645   General Mills, Inc., Global Notes                    (BBB+ , Baa2)   02/15/12    6.000        708,825
     630   Kellogg Co., Series B, Global Notes                  (BBB , Baa2)    04/01/11    6.600        721,501
     405   Kraft Foods, Inc., Global Notes                       (BBB+ , A3)    06/01/12    6.250        442,006
     215   Land O' Lakes, Inc., Global Senior Notes
             (Callable 11/15/06 @ $104.38)                        (B+ , B2)     11/15/11    8.750        138,675
      70   Stater Brothers Holdings, Inc., Senior Notes
             (Callable 08/15/03 @ $105.38)                        (B- , B2)     08/15/06   10.750         74,725
                                                                                                    ------------
                                                                                                       3,720,433
                                                                                                    ------------

FOREST PRODUCTS, PAPER (0.2%)
     350   Appleton Papers, Inc., Series B, Global Company
             Guaranteed Notes (Callable 12/15/05 @ $106.25)       (B+ , B3)     12/15/08   12.500        399,000
                                                                                                    ------------

GAS (0.4%)
     640   KeySpan Corp., Senior Notes                            (A , A3)      11/15/30    8.000        856,758
                                                                                                    ------------

HEALTHCARE PRODUCTS (0.4%)
     665   Baxter International, Inc., Notes                      (A , A3)      05/01/07    5.250        711,937
                                                                                                    ------------

HEALTHCARE SERVICES (0.5%)
     110   Extendicare Health Services, Inc., Company
             Guaranteed Notes (Callable 12/15/03 @ $103.12)      (CCC+ , B3)    12/15/07    9.350         89,650
     235   HCA, Inc., Notes                                     (BBB- , Ba1)    06/15/05    6.910        249,934
     535   HCA, Inc., Notes                                     (BBB- , Ba1)    07/01/07    7.000        577,879
      90   HCA, Inc., Notes                                     (BBB- , Ba1)    09/01/10    8.750        105,400
                                                                                                    ------------
                                                                                                       1,022,863
                                                                                                    ------------

HOLDING COMPANIES-DIVERSIFIED (0.1%)
     170   Werner Holding Company, Inc., Series A,
             Company Guaranteed Notes
             (Callable 11/15/03 @ $103.33)                        (B- , B2)     11/15/07   10.000        175,100
                                                                                                    ------------

HOME BUILDERS (0.1%)
     110   KB Home, Senior Subordinated Notes
             (Callable 02/15/06 @ $104.75)                       (BB- , Ba3)    02/15/11    9.500        121,825
      75   Ryland Group, Senior Notes
             (Callable 09/01/05 @ $104.88)                       (BB+ , Ba1)    09/01/10    9.750         85,594
                                                                                                    ------------
                                                                                                         207,419
                                                                                                    ------------

                 See Accompanying Notes to Financial Statements.

    PAR                                                           RATINGS@@
   (000)                                                        (S&P/MOODY'S)   MATURITY    RATE%      VALUE
   -----                                                        -------------   --------   ------   ------------
CORPORATE BONDS (CONTINUED)
INSURANCE (0.4%)
$    845   MetLife, Inc., Debentures                              (A , A2)      05/15/05    3.911   $    876,175
                                                                                                    ------------

IRON & STEEL (0.0%)
     105   AK Steel Corp., Company Guaranteed Notes
             (Callable 02/15/04 @ $103.94)~                       (BB , B1)     02/15/09    7.875         93,713
                                                                                                    ------------

LEISURE TIME (0.1%)
     130   Hard Rock Hotel, Inc., Series B, Senior
             Subordinated Notes (Callable 04/01/04 @ $100.00)    (B- , Caa1)    04/01/05    9.250        133,250
     135   Hockey Co./Sports Maska, Inc., Global Units
             (Callable 04/15/06 @ $105.62)                        (B , B2)      04/15/09   11.250        148,163
                                                                                                    ------------
                                                                                                         281,413
                                                                                                    ------------

LODGING (1.0%)
     195   Ameristar Casinos, Inc., Global Company
             Guaranteed Notes (Callable 02/15/06 @ $105.38)       (B , B3)      02/15/09   10.750        219,375
     120   Aztar Corp., Senior Subordinated Notes
             (Callable 05/15/03 @ $104.44)                       (B+ , Ba3)     05/15/07    8.875        126,000
     215   Boyd Gaming Corp., Global Company
             Guaranteed Notes (Callable 08/01/05 @ $104.62)      (BB- , Ba3)    08/01/09    9.250        238,112
     250   Majestic Investor Holdings, Company Guaranteed
             Notes (Callable 11/30/05 @ $105.83)                  (B , B2)      11/30/07   11.653        246,250
      20   Mandalay Resort Group, Senior Subordinated
             Notes (Callable 12/01/03 @ $102.31)                 (BB- , Ba3)    12/01/05    9.250         21,025
      30   MGM Mirage, Inc., Company Guaranteed Notes            (BB+ , Ba2)    06/01/07    9.750         33,750
     295   Park Place Entertainment Corp., Senior
             Subordinated Notes                                  (BB+ , Ba2)    12/15/05    7.875        309,750
     280   Prime Hospitality Corp., Series B, Global Senior
             Subordinated Notes (Callable 05/01/07 @ $104.19)     (B , B1)      05/01/12    8.375        264,600
     300   Riviera Holdings Corp., Global Company
             Guaranteed Notes (Callable 06/15/06 @ 105.50)        (B+ , B2)     06/15/10   11.000        283,500
     340   Windsor Woodmont Black Hawk, Series B, First
             Mortgage (Callable 03/15/04 @ $104.33)?              (NR , NR)     03/15/05   13.000        232,900
                                                                                                    ------------
                                                                                                       1,975,262
                                                                                                    ------------

MEDIA (2.0%)
      10   AMFM, Inc., Company Guaranteed Notes                 (BBB- , Ba1)    11/01/08    8.000         11,500
     355   AOL Time Warner, Inc., Global Company
             Guaranteed Notes                                   (BBB+ , Baa1)   04/15/31    7.625        392,932
     385   Charter Communications Holdings LLC,
             Global Senior Notes                                 (CCC- , Ca)    10/01/09   10.750        257,950
     400   Charter Communications Holdings LLC,
             Global Senior Notes                                 (CCC- , Ca)    11/15/09    9.625        266,000
      10   Charter Communications Holdings LLC, Senior
             Discount Notes (Callable 04/01/04 @ $104.96)+       (CCC- , Ca)    04/01/11    9.920          5,800
      75   Charter Communications Holdings LLC, Senior
             Notes (Callable 04/01/04 @ $104.31)                 (CCC- , Ca)    04/01/09    8.625         49,687

                 See Accompanying Notes to Financial Statements.

    PAR                                                           RATINGS@@
   (000)                                                        (S&P/MOODY'S)   MATURITY    RATE%      VALUE
   -----                                                        -------------   --------   ------   ------------
CORPORATE BONDS (CONTINUED)
MEDIA (CONCLUDED)
$     80   Coaxial Communications/Phoenix, Company
             Guaranteed Notes (Callable 08/15/03 @ $103.33)       (B , B3)      08/15/06   10.000   $     82,600
      10   Comcast Cable Communications, Inc.,
             Senior Notes                                       (BBB , Baa3)    01/30/11    6.750         11,058
     100   CSC Holdings, Inc., Series B, Senior Notes            (BB- , B1)     07/15/09    8.125        106,500
     450   CSC Holdings, Inc., Series B, Senior Notes            (BB- , B1)     04/01/11    7.625        475,875
     140   LIN Televison Corp., Company Guaranteed
             Notes (Callable 03/01/04 @ $102.79)                  (B , B2)      03/01/08    8.375        147,350
     345   News America Holdings, Inc., Company
             Guaranteed Notes                                   (BBB- , Baa3)   02/01/13    9.250        441,392
     615   News America Holdings, Inc., Debentures              (BBB- , Baa3)   08/10/18    8.250        760,262
      70   Northland Cable Television, Company
             Guaranteed Notes (Callable 11/15/03 @ $103.42)      (CC , Caa3)    11/15/07   10.250         65,450
     510   Viacom, Inc., Global Company Guaranteed Notes          (A- , A3)     08/15/12    5.625        549,908
     295   Walt Disney Co., Global Notes                        (BBB+ , Baa1)   03/01/12    6.375        322,972
                                                                                                    ------------
                                                                                                       3,947,236
                                                                                                    ------------

MISCELLANEOUS MANUFACTURING (0.4%)
     295   Building Materials Corp., Company
             Guaranteed Notes                                     (B , B2)      12/01/08    8.000        265,500
     495   Norsk Hydro A/S, Yankee Debentures                     (A , A2)      06/15/23    7.750        608,807
                                                                                                    ------------
                                                                                                         874,307
                                                                                                    ------------

OIL & GAS (3.1%)
     180   Burlington Resources Finance Co., Yankee
             Company Guaranteed Notes                           (BBB+ , Baa1)   03/01/07    5.700        195,966
     415   Burlington Resources Finance Co., Yankee
             Company Guaranteed Notes                           (BBB+ , Baa1)   12/01/31    7.400        506,770
     225   Chesapeake Energy Corp., Global Company
             Guaranteed Notes (Callable 04/01/06 @ $104.06)      (B+ , Ba3)     04/01/11    8.125        244,125
      10   Conoco Funding Co., Global Company
             Guaranteed Notes                                     (A- , A3)     10/15/11    6.350         11,351
   1,940   Conoco Funding Co., Global Company
             Guaranteed Notes                                     (A- , A3)     10/15/31    7.250      2,359,217
      60   Conoco, Inc., Global Senior Notes                      (A- , A3)     04/15/09    6.350         68,845
     500   Devon Energy Corp., Debentures                       (BBB , Baa2)    04/15/32    7.950        627,804
     510   Devon Financing Corp. ULC, Global Company
             Guaranteed Notes                                   (BBB , Baa2)    09/30/11    6.875        587,547
     560   Enterprise Products Partners LP, Company
             Guaranteed Notes                                   (BBB , Baa2)    02/01/11    7.500        647,716
     291   Magnum Hunter Resources, Inc., Company
             Guaranteed Notes (Callable 06/01/03 @ $103.33)       (B , B2)      06/01/07   10.000        304,095
      30   Ocean Energy, Inc., Series B, Company Guaranteed
             Notes (Callable 07/01/03 @ $104.19)                 (BB+ , Ba1)    07/01/08    8.375         31,688
      55   Parker Drilling Co., Series B, Company
             Guaranteed Notes (Callable 11/15/04 @ $105.06)~      (B+ , B1)     11/15/09   10.125         58,987

                 See Accompanying Notes to Financial Statements.

    PAR                                                           RATINGS@@
   (000)                                                        (S&P/MOODY'S)   MATURITY    RATE%      VALUE
   -----                                                        -------------   --------   ------   ------------
CORPORATE BONDS (CONTINUED)
OIL & GAS (CONCLUDED)
$    475   Pemex Project Funding Master Trust, Global
             Company Guaranteed Notes                           (BBB- , Baa1)   02/15/08    8.500   $    552,187
                                                                                                    ------------
                                                                                                       6,196,298
                                                                                                    ------------

OIL & GAS SERVICES (0.1%)
     185   Southwest Royalties, Inc., Company Guaranteed
             Notes (Callable 06/12/03 @ $100.00)+                 (NR , NR)     06/30/04   11.500        179,780
                                                                                                    ------------

PACKAGING & CONTAINERS (0.6%)
     175   Box USA Holdings, Series B, Senior Secured
             Notes (Callable 06/01/03 @ $102.00)                  (B , B3)      06/01/06   12.000        179,375
     200   Owens-Brockway Glass Containers, Global
             Company Guaranteed Notes
             (Callable 02/15/06 @ $104.44)                        (BB , B1)     02/15/09    8.875        215,500
     150   Owens-Illinois, Inc., Senior Notes                     (B+ , B3)     05/15/08    7.350        149,250
     240   Packaged Ice, Inc., Series B, Company
             Guaranteed Notes (Callable 02/01/04 @ $100.00)~     (B- , Caa3)    02/01/05    9.750        231,600
     380   Stone Container Corp., Global Senior Notes
             (Callable 07/01/07 @ $104.19)                        (B , B2)      07/01/12    8.375        415,150
                                                                                                    ------------
                                                                                                       1,190,875
                                                                                                    ------------

PHARMACEUTICALS (0.9%)
     180   NBTY, Inc., Series B, Senior Subordinated Notes
             (Callable 09/15/03 @ $102.88)                        (B+ , B1)     09/15/07    8.625        187,650
   1,500   Wyeth, Notes                                           (A , A3)      03/15/13    5.250      1,572,154
                                                                                                    ------------
                                                                                                       1,759,804
                                                                                                    ------------

PIPELINES (0.9%)
   1,075   Consolidated Natural Gas Co., Senior Notes            (BBB+ , A3)    04/15/11    6.850      1,236,924
     280   Equitable Resources, Inc., Rule 144A, Bonds++          (A , A2)      11/15/12    5.150        293,620
     190   Western Gas Resources, Inc., Company
             Guaranteed Notes (Callable 06/15/04 @ $105.00)      (BB- , Ba3)    06/15/09   10.000        208,050
                                                                                                    ------------
                                                                                                       1,738,594
                                                                                                    ------------

REAL ESTATE (0.5%)
     465   EOP Operating LP, Notes                              (BBB+ , Baa1)   06/15/04    6.500        487,638
     500   EOP Operating LP, Senior Notes                       (BBB+ , Baa1)   02/15/05    6.625        534,362
                                                                                                    ------------
                                                                                                       1,022,000
                                                                                                    ------------

RETAIL (1.5%)
     200   Leslie's Poolmart, Senior Notes
             (Callable 07/15/03 @ $100.00)                        (B- , B2)     07/15/04   10.375        201,250
     140   Sbarro, Inc., Company Guaranteed Notes
             (Callable 09/15/04 @ $105.50)~                       (B+ , B2)     09/15/09   11.000        137,200
     515   Sears Roebuck Acceptance Corp., Global Notes~        (BBB+ , Baa1)   02/01/11    7.000        554,834
     730   Sears Roebuck Acceptance Corp., Global Notes         (BBB+ , Baa1)   08/15/11    6.750        773,696
     850   Target Corp., Notes                                    (A+ , A2)     08/15/10    7.500      1,019,595
     240   Yum! Brands, Inc., Senior Notes                       (BB+ , Ba1)    07/01/12    7.700        268,200
                                                                                                    ------------
                                                                                                       2,954,775
                                                                                                    ------------

                 See Accompanying Notes to Financial Statements.

    PAR                                                           RATINGS@@
   (000)                                                        (S&P/MOODY'S)   MATURITY    RATE%      VALUE
   -----                                                        -------------   --------   ------   ------------
CORPORATE BONDS (CONTINUED)
SAVINGS & LOANS (0.5%)
$    150   Sovereign Bancorp, Inc., Senior Notes                (BBB- , Ba1)    11/15/06   10.500   $    182,250
     725   Washington Mutual, Inc., Global Senior Notes          (BBB+ , A3)    01/15/07    5.625        792,118
                                                                                                    ------------
                                                                                                         974,368
                                                                                                    ------------

SOVEREIGN (2.0%)
     455   Government of Malaysia                               (BBB+ , Baa1)   07/15/11    7.500        534,853
     410   Government of Russia                                   (BB , B1)     05/14/08    3.000        360,800
   1,255   Republic of Philippines, Series B, Restructured
             Debt, Foreign Government Guaranteed
             (Callable 06/02/03 @ $100.00)                       (BB , Ba1)     12/01/17    6.500      1,197,733
     180   Russian Ministry of Finance, Series VI, Debentures    (BB , Ba3)     05/14/06    3.000        173,223
   1,705   United Mexican States, MTN Global Notes              (BBB- , Baa2)   01/16/13    6.375      1,785,135
                                                                                                    ------------
                                                                                                       4,051,744
                                                                                                    ------------

TELECOMMUNICATIONS (4.2%)
     175   Alamosa PCS Holdings, Inc., Company
             Guaranteed, Senior Discount Notes
             (Callable 02/15/05 @ $106.44)+                     (CCC- , Caa3)   02/15/10   12.875         77,875
     910   AT&T Broadband Corp., Global Company
             Guaranteed Notes                                   (BBB , Baa3)    03/15/13    8.375      1,112,607
   1,080   AT&T Corp., Global Senior Notes                      (BBB+ , Baa2)   11/15/31    8.500      1,206,606
     745   AT&T Wireless Services, Inc., Global Senior Notes    (BBB , Baa2)    03/01/11    7.875        859,856
     400   AT&T Wireless Services, Inc., Global Senior Notes    (BBB , Baa2)    03/01/31    8.750        499,880
     280   Citizens Communications Co., Global Senior Notes     (BBB , Baa2)    08/15/31    9.000        374,637
     280   Citizens Communications Co., Notes                   (BBB , Baa2)    05/15/06    8.500        324,649
     395   Deutsche Telekom International Finance BV,
             Global Company Guaranteed Notes                    (BBB+ , Baa3)   06/15/05    8.250        439,063
      60   Insight Midwest/Insight Capital, Global Senior
             Notes (Callable 11/01/05 @ $105.25)                  (B+ , B2)     11/01/10   10.500         66,750
      40   Insight Midwest/Insight Capital, Senior Notes
             (Callable 10/01/04 @ $104.88)                        (B+ , B2)     10/01/09    9.750         43,100
      10   Level 3 Communications, Inc., Senior Notes
             (Callable 05/01/03 @ $104.56)~                      (CC , Caa3)    05/01/08    9.125          8,150
     195   Lucent Technologies, Inc., Notes~                     (B- , Caa1)    07/15/06    7.250        186,225
      85   Nextel Communications, Inc., Senior Discount Notes
             (Callable 02/15/04 @ $103.32)+                       (B , B3)      02/15/08    9.950         89,675
     760   Nextel Communications, Inc., Senior Notes
             (Callable 11/15/04 @ $104.69)~                       (B , B3)      11/15/09    9.375        824,600
     110   U.S. Unwired, Inc., Series B, Company Guaranteed
             Notes (Callable 11/01/04 @ $106.69)+                (CC , Caa2)    11/01/09   13.375         21,450
   2,095   Verizon Wireless Capital, Inc., Global Notes           (A+ , A3)     12/15/06    5.375      2,259,843
                                                                                                    ------------
                                                                                                       8,394,966
                                                                                                    ------------

TEXTILES (0.1%)
     140   Simmons Co., Series B, Senior Subordinated Notes
             (Callable 03/15/04 @ $105.12)                        (B , B2)      03/15/09   10.250        151,900

                 See Accompanying Notes to Financial Statements.

    PAR                                                           RATINGS@@
   (000)                                                        (S&P/MOODY'S)   MATURITY    RATE%      VALUE
   -----                                                        -------------   --------   ------   ------------
CORPORATE BONDS (CONCLUDED)
TEXTILES (CONCLUDED)
$     85   Westpoint Stevens, Inc., Senior Notes?                 (CC , Ca)     06/15/05    7.875   $     17,000
                                                                                                    ------------
                                                                                                         168,900
                                                                                                    ------------
TOTAL CORPORATE BONDS (Cost $67,400,767)                                                              72,636,639
                                                                                                    ------------

ASSET BACKED SECURITIES (5.5%)
   2,200   Aesop Funding II LLC, Series 2003-2A, Class A2#       (AAA , Aaa)    06/20/07    1.582      2,200,000
     900   Chase Credit Card Master Trust,
             Series 2001-1, Class A#                             (AAA , Aaa)    06/15/07    1.480        902,110
     280   Citibank Credit Card Issuance Trust,
             Series 2002-A1, Class A1                            (AAA , Aaa)    02/09/09    4.950        301,653
   1,050   CNH Equipment Trust, Series 2002-A, Class A3#         (AAA , Aaa)    07/17/06    1.560      1,049,507
   1,762   Countrywide Home Equity Loan Trust,
             Series 2002-C, Class A#                             (AAA , Aaa)    05/15/28    1.550      1,760,051
     595   DaimlerChrysler Master Owner Trust,
             Series 2002-A, Class A#                             (AAA , Aaa)    05/15/07    1.370        595,279
      87   DLJ Acceptance Trust, Series 1989-1, Class F          (AAA , Aaa)    08/01/19   11.000        101,285
     500   Embarcadero Aircraft Securitization Trust,
             Series 2000-A, Class A1#                            (BBB , Ba2)    08/15/25    1.790        275,000
     755   Ford Credit Floorplan Master Owner Trust,
             Series 2001-1, Class A#                             (AAA , Aaa)    07/17/06    1.400        755,472
   2,120   MBNA Master Credit Card Trust,
             Series 1996-G, Class A#                             (AAA , Aaa)    12/15/08    1.490      2,128,746
   1,045   MMCA Automobile Trust, Series 2002-2, Class A3        (AAA , Aaa)    07/17/06    3.670      1,051,858
                                                                                                    ------------
TOTAL ASSET BACKED SECURITIES (Cost $11,252,539)                                                      11,120,961
                                                                                                    ------------

MORTGAGE-BACKED SECURITIES (51.2%)
   4,005   Bear Stearns Commercial Mortgage Securities, Inc.,
             Series 2002-TOP6, Class A2                          (AAA , Aaa)    10/15/36    6.460      4,563,587
       7   Fannie Mae Pool #504305                               (AAA , Aaa)    08/01/29    7.500          7,920
   7,650   Fannie Mae Global Bonds~                              (AAA , Aaa)    01/15/08    3.250      7,745,464
   3,995   Fannie Mae Global Notes                               (AAA , Aaa)    03/15/12    6.125      4,592,964
      60   Fannie Mae Pool #004542                               (AAA , Aaa)    12/01/08   12.000         66,476
      12   Fannie Mae Pool #035574                               (AAA , Aaa)    10/01/08    8.750         12,568
       0   Fannie Mae Pool #076368(1)                            (AAA , Aaa)    09/01/03    9.250            284
     518   Fannie Mae Pool #124211                               (AAA , Aaa)    12/01/21    3.867        530,101
     156   Fannie Mae Pool #124790                               (AAA , Aaa)    02/01/23    9.000        175,545
     202   Fannie Mae Pool #125136                               (AAA , Aaa)    07/01/07    8.000        214,702
      66   Fannie Mae Pool #243876                               (AAA , Aaa)    01/01/09    9.000         71,241
     163   Fannie Mae Pool #252492                               (AAA , Aaa)    05/01/29    7.500        174,874
     130   Fannie Mae Pool #252874                               (AAA , Aaa)    11/01/29    7.500        139,408
   1,341   Fannie Mae Pool #254658                               (AAA , Aaa)    02/01/33    7.000      1,435,135
     651   Fannie Mae Pool #254702                               (AAA , Aaa)    03/01/33    7.000        689,299
     168   Fannie Mae Pool #270674                               (AAA , Aaa)    09/01/17    9.000        188,575
      48   Fannie Mae Pool #447109                               (AAA , Aaa)    11/01/29    7.500         51,141
      13   Fannie Mae Pool #504338                               (AAA , Aaa)    10/01/29    7.500         14,339

                 See Accompanying Notes to Financial Statements.

    PAR                                                           RATINGS@@
   (000)                                                        (S&P/MOODY'S)   MATURITY    RATE%      VALUE
   -----                                                        -------------   --------   ------   ------------
MORTGAGE-BACKED SECURITIES (CONTINUED)
$      3   Fannie Mae Pool #504669                               (AAA , Aaa)    10/01/29    7.500   $      3,309
       7   Fannie Mae Pool #504672                               (AAA , Aaa)    10/01/29    7.500          7,941
      24   Fannie Mae Pool #508801                               (AAA , Aaa)    08/01/29    7.500         25,912
      53   Fannie Mae Pool #515542                               (AAA , Aaa)    10/01/29    8.000         57,252
     129   Fannie Mae Pool #515943                               (AAA , Aaa)    10/01/29    7.500        137,341
      17   Fannie Mae Pool #516832                               (AAA , Aaa)    01/01/30    7.500         18,559
      58   Fannie Mae Pool #517888                               (AAA , Aaa)    02/01/30    7.000         60,938
     154   Fannie Mae Pool #517894                               (AAA , Aaa)    03/01/30    7.500        165,046
       8   Fannie Mae Pool #521205                               (AAA , Aaa)    12/01/29    7.500          8,972
      19   Fannie Mae Pool #521369                               (AAA , Aaa)    12/01/29    7.000         20,557
      21   Fannie Mae Pool #523929                               (AAA , Aaa)    11/01/29    7.500         22,870
      39   Fannie Mae Pool #527587                               (AAA , Aaa)    12/01/29    7.500         41,561
      13   Fannie Mae Pool #527805                               (AAA , Aaa)    03/01/30    7.500         13,948
      76   Fannie Mae Pool #528126                               (AAA , Aaa)    03/01/30    7.500         81,722
      22   Fannie Mae Pool #528289                               (AAA , Aaa)    03/01/30    7.500         23,253
       2   Fannie Mae Pool #528508                               (AAA , Aaa)    02/01/30    7.500          2,031
      12   Fannie Mae Pool #528800                               (AAA , Aaa)    01/01/30    7.000         12,705
     180   Fannie Mae Pool #528803                               (AAA , Aaa)    01/01/30    7.500        192,117
       7   Fannie Mae Pool #529210                               (AAA , Aaa)    02/01/30    7.500          7,363
      33   Fannie Mae Pool #531075                               (AAA , Aaa)    02/01/30    8.000         35,373
       9   Fannie Mae Pool #532496                               (AAA , Aaa)    03/01/30    7.500          9,568
     251   Fannie Mae Pool #533033                               (AAA , Aaa)    03/01/30    8.000        272,026
     131   Fannie Mae Pool #533440                               (AAA , Aaa)    01/01/30    8.000        141,521
      55   Fannie Mae Pool #533586                               (AAA , Aaa)    03/01/30    7.500         59,017
      73   Fannie Mae Pool #533714                               (AAA , Aaa)    03/01/30    8.000         79,521
      76   Fannie Mae Pool #534125                               (AAA , Aaa)    03/01/30    7.500         80,744
      96   Fannie Mae Pool #535083                               (AAA , Aaa)    12/01/29    7.500        102,304
      62   Fannie Mae Pool #535159                               (AAA , Aaa)    02/01/30    7.000         65,669
   3,745   Fannie Mae Pool #650077                               (AAA , Aaa)    07/01/32    7.500      4,004,131
   1,003   Fannie Mae Pool #652310                               (AAA , Aaa)    09/01/32    6.500      1,049,380
     666   Fannie Mae Pool #653373                               (AAA , Aaa)    09/01/32    7.500        715,285
     951   Fannie Mae Pool #662830                               (AAA , Aaa)    10/01/32    7.500      1,021,313
   2,025   Fannie Mae Pool #665382                               (AAA , Aaa)    10/01/32    8.000      2,187,238
   2,082   Fannie Mae Pool #674585                               (AAA , Aaa)    12/01/32    6.500      2,178,289
     499   Fannie Mae Pool #678886                               (AAA , Aaa)    01/01/33    7.000        527,990
     714   Fannie Mae Pool #685447                               (AAA , Aaa)    02/01/33    7.000        756,352
   1,520   Fannie Mae Pool #702129                               (AAA , Aaa)    03/01/33    6.500      1,590,867
   2,487   Fannie Mae Pool #702130                               (AAA , Aaa)    03/01/33    7.000      2,632,891
   1,545   Fannie Mae TBA                                        (AAA , Aaa)    05/01/33    5.000      1,592,316
   3,880   Fannie Mae TBA                                        (AAA , Aaa)    05/01/33    5.500      4,035,200
   6,295   Fannie Mae TBA                                        (AAA , Aaa)    05/01/33    5.500      6,468,112
   3,830   Fannie Mae TBA                                        (AAA , Aaa)    05/01/33    6.000      4,014,319
  12,010   Fannie Mae TBA                                        (AAA , Aaa)    05/01/33    6.000     12,501,665
   1,433   Fannie Mae TBA                                        (AAA , Aaa)    05/01/33    6.500      1,518,533
   5,220   Fannie Mae TBA                                        (AAA , Aaa)    05/01/33    6.500      5,454,900
   3,645   Freddie Mac Global Notes++++                          (AAA , Aaa)    01/15/05    1.875      3,666,287
   6,460   Freddie Mac Global Notes~                             (AAA , Aaa)    01/15/13    4.500      6,611,745

                 See Accompanying Notes to Financial Statements.

    PAR                                                           RATINGS@@
   (000)                                                        (S&P/MOODY'S)   MATURITY    RATE%      VALUE
   -----                                                        -------------   --------   ------   ------------
MORTGAGE-BACKED SECURITIES (CONCLUDED)
$    532   Freddie Mac Pool #292065                              (AAA , Aaa)    04/01/17    8.500   $    592,148
     351   Freddie Mac Pool #606523                              (AAA , Aaa)    10/01/19    4.355        365,594
     432   Freddie Mac Pool #E90951                              (AAA , Aaa)    08/01/17    6.500        456,136
   6,290   Freddie Mac TBA                                       (AAA , Aaa)    05/01/33    5.000      6,484,600
       7   Ginnie Mae Pool #058985                               (AAA , Aaa)    07/15/13   11.000          7,758
      10   Ginnie Mae Pool #068764                               (AAA , Aaa)    09/15/13   12.000         11,664
      72   Ginnie Mae Pool #093401                               (AAA , Aaa)    01/15/10    9.500         79,660
       2   Ginnie Mae Pool #296254                               (AAA , Aaa)    09/15/20    9.500          2,261
   1,920   Ginnie Mae TBA                                        (AAA , Aaa)    05/01/33    6.000      2,007,150
   3,800   Ginnie Mae TBA                                        (AAA , Aaa)    05/01/33    6.500      3,993,564
   1,885   Ginnie Mae TBA                                        (AAA , Aaa)    05/01/33    7.000      1,999,278
   1,188   LB Commercial Conduit Mortgage Trust,
             Series 1999-C2, Class A1                            (AAA , Aaa)    10/15/32    7.105      1,307,268
     830   LB-UBS Commercial Mortgage Trust,
             Series 2002-C2, Class A4                            (AAA , Aaa)    06/15/31    5.594        898,555
                                                                                                    ------------
TOTAL MORTGAGE-BACKED SECURITIES (Cost $101,525,932)                                                 103,155,212
                                                                                                    ------------

UNITED STATES GOVERNMENT AGENCY SECURITY (0.3%)
     490   Small Business Administration, Series 1992-20D,
             Class 1 (Cost $490,172)                             (AAA , Aaa)    04/01/12    8.200        537,484
                                                                                                    ------------

FOREIGN BOND (0.6%)
BANKS (0.6%)
   1,165   Royal Bank of Scotland Group PLC,
             Series 3, Perpetual Global Bonds
             (Callable 12/31/05 @ $100.00) (United Kingdom)
             (Cost $1,189,432)                                    (A- , A1)     11/29/49    7.816      1,303,352
                                                                                                    ------------

UNITED STATES TREASURY OBLIGATIONS (4.4%)
       1   United States Treasury Bonds                          (AAA , Aaa)    02/15/31    5.375          1,091
     415   United States Treasury Notes                          (AAA , Aaa)    03/31/05    1.625        416,362
   7,820   United States Treasury Notes++++,~                    (AAA , Aaa)    02/15/08    3.000      7,903,096
     520   United States Treasury Notes                          (AAA , Aaa)    02/15/13    3.875        520,853
                                                                                                    ------------
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $8,788,813)                                             8,841,402
                                                                                                    ------------

     NUMBER OF
      SHARES
     ---------
COMMON STOCKS (0.0%)
FOOD (0.0%)
     105   Archibald Candy Corp.*,^                                                                        2,625
                                                                                                    ------------

OIL & GAS SERVICES (0.0%)
   2,156  Southwest Royalties, Inc.*,^                                                                    32,620
                                                                                                    ------------
TOTAL COMMON STOCKS (Cost $80,196)                                                                        35,245
                                                                                                    ------------

                 See Accompanying Notes to Financial Statements.

     NUMBER OF
      SHARES                                                                    MATURITY   RATE%      VALUE
     ---------                                                                  --------   -----      -----
PREFERRED STOCK (0.2%)
TELECOMMUNICATIONS (0.2%)
         335 Centaur Funding Corp., Rule 144A++
               (Cost $339,757)                                                                     $     391,636
                                                                                                   -------------

WARRANTS (0.0%)
BUILDING MATERIALS (0.0%)
          65 Dayton Superior Corp., Wts., Rule 144A, strike
               $0.01, expires June 2009*,++                                                                   32
                                                                                                   -------------

TELECOMMUNICATIONS (0.0%)
          40 GT Group Telecom, Inc., Rule 144A, strike $0.00
               expires February 2010*,++                                                                      30
          70 IWO Holdings, Inc., Rts., Rule 144A, strike $7.00,
               expires January 2011*,++                                                                        1
                                                                                                   -------------
                                                                                                              31
                                                                                                   -------------
TOTAL WARRANTS (Cost $3,300)                                                                                  63
                                                                                                   -------------

SHORT-TERM INVESTMENTS (37.9%)
$ 26,684,603 AIM Institutional Fund - Liquid Asset Portfolio~~                                        26,684,603

    PAR
   (000)
   -----
  40,000   Federal Home Loan Bank Discount Note^^                               05/01/03    1.250     40,000,000
   9,260   State Street Bank and Trust Co. Euro Time Deposit^^                  05/01/03    1.188      9,260,000
     200   United States Treasury Bills                                         05/15/03    1.150        199,915
                                                                                                   -------------
                                                                                                      49,459,915
                                                                                                   -------------
TOTAL SHORT-TERM INVESTMENTS (Cost $76,144,518)                                                       76,144,518
                                                                                                   -------------
TOTAL INVESTMENTS AT VALUE (136.2%) (Cost $267,215,426)                                              274,166,512
LIABILITIES IN EXCESS OF OTHER ASSETS (-36.2%)                                                       (72,868,678)
                                                                                                   -------------
NET ASSETS (100.0%)                                                                                $ 201,297,834
                                                                                                   =============

                            INVESTMENT ABBREVIATIONS
                              TBA = To Be Announced

----------
@@ Credit ratings given by The Standard & Poor's Division of the McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.
++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2003, these securities amounted to a value of $2,330,065 or 1.16% of net assets.
~    Security or portion thereof is out on loan.
?    Bond is currently in default.
+ Step Bond -- The interest as of April 30, 2003 is 0% and will reset to the interest rate shown at a future date.
# Variable rate obligations -- The interest rate shown is the rate as of April 30, 2003.
(1)  Par value of security held is less than 1,000.
++++ Collateral segregated for futures contracts.
*    Non-income producing security.
^ Not readily marketable security; security is valued at fair value as determined in good faith by the Board of Trustees.
~~ Represents security purchased with cash collateral received for securities on loan.
^^   Collateral segregated for TBA securities.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FIXED INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2003 (Unaudited)

ASSETS
    Investments at value, including collateral for securities on loan
      of $26,684,603 (Cost $267,215,426) (Note 1)                                                    $   274,166,512(1)
    Cash                                                                                                         654
    Receivable for investments sold                                                                        9,538,542
    Interest receivable                                                                                    1,838,113
    Receivable for fund shares sold                                                                          148,582
    Unrealized appreciation on forward currency contracts (Note 1)                                            93,504
    Prepaid expenses and other assets                                                                         12,440
                                                                                                     ---------------
      Total Assets                                                                                       285,798,347
                                                                                                     ---------------

LIABILITIES
    Advisory fee payable (Note 2)                                                                             27,992
    Administrative services fee payable (Note 2)                                                              37,034
    Shareholder servicing/Distribution fee payable (Note 2)                                                   17,477
    Payable for investments purchased                                                                     57,276,344
    Payable upon return of securities loaned                                                              26,684,603
    Payable for fund shares redeemed                                                                         212,457
    Dividend payable                                                                                          54,625
    Variation margin payable (Note 1)                                                                          9,813
    Trustees' fee payable                                                                                        709
    Other accrued expenses payable                                                                           179,459
                                                                                                     ---------------
      Total Liabilities                                                                                   84,500,513
                                                                                                     ---------------

NET ASSETS
    Capital stock, $0.001 par value (Note 5)                                                                  20,260
    Paid-in capital (Note 5)                                                                             218,299,557
    Accumulated net investment loss                                                                         (127,558)
    Accumulated net realized loss on investments and futures transactions                                (24,015,182)
    Net unrealized appreciation from investments, futures transactions and
      foreign currency translations                                                                        7,120,757
                                                                                                     ---------------
      Net Assets                                                                                     $   201,297,834
                                                                                                     ===============

COMMON SHARES
    Net assets                                                                                       $   166,855,363
    Shares outstanding                                                                                    16,793,957
                                                                                                     ---------------
    Net asset value, offering price, and redemption price per share                                  $          9.94
                                                                                                     ===============

ADVISOR SHARES
    Net assets                                                                                       $    24,422,096
    Shares outstanding                                                                                     2,457,693
                                                                                                     ---------------
    Net asset value, offering price, and redemption price per share                                  $          9.94
                                                                                                     ===============

                 See Accompanying Notes to Financial Statements.

A SHARES
    Net assets                                                                                       $     2,881,354
    Shares outstanding                                                                                       289,742
                                                                                                     ---------------
    Net asset value and redemption price per share                                                   $          9.94
                                                                                                     ===============
    Maximum offering price per share (net asset value/(1-4.75%))                                     $         10.44
                                                                                                     ===============

B SHARES
    Net assets                                                                                       $     5,978,087
    Shares outstanding                                                                                       601,706
                                                                                                     ---------------
    Net asset value and offering price per share                                                     $          9.94
                                                                                                     ===============
C SHARES
    Net assets                                                                                       $     1,160,934
    Shares outstanding                                                                                       116,861
                                                                                                     ---------------
    Net asset value and offering price per share                                                     $          9.93
                                                                                                     ===============

----------
(1)  Including $26,000,770 of securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FIXED INCOME FUND
STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2003 (Unaudited)

INVESTMENT INCOME (NOTE 1)
    Interest                                                                                         $     4,939,173
    Dividends                                                                                                  7,605
    Securities lending                                                                                        29,008
                                                                                                     ---------------
      Total investment income                                                                              4,975,786
                                                                                                     ---------------

EXPENSES
    Investment advisory fees (Note 2)                                                                        529,487
    Administrative services fees (Note 2)                                                                    189,135
    Shareholder servicing/Distribution fees (Note 2)                                                          73,876
    Transfer agent fees (Note 2)                                                                             174,019
    Registration fees                                                                                         70,141
    Printing fees (Note 2)                                                                                    40,155
    Custodian fees                                                                                            38,443
    Legal fees                                                                                                37,325
    Audit fees                                                                                                19,871
    Insurance expense                                                                                          7,592
    Trustees' fees                                                                                             7,119
    Interest expense                                                                                           4,459
    Miscellaneous expense                                                                                      2,875
                                                                                                     ---------------
      Total expenses                                                                                       1,194,497
    Less: fees waived (Note 2)                                                                              (379,363)
                                                                                                     ---------------
      Net expenses                                                                                           815,134
                                                                                                     ---------------
       Net investment income                                                                               4,160,652
                                                                                                     ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
    Net realized loss from investments                                                                      (889,249)
    Net realized gain from futures contracts                                                                 573,844
    Net change in unrealized appreciation (depreciation) from investments                                 12,936,053
    Net change in unrealized appreciation (depreciation) from futures
      transactions                                                                                          (257,638)
    Net change in unrealized appreciation (depreciation) from foreign currency
      translations                                                                                            93,504
                                                                                                     ---------------
    Net realized and unrealized gain from investments, futures transactions, and
      foreign currency related items                                                                      12,456,514
                                                                                                     ---------------
    Net increase in net assets resulting from operations                                             $    16,617,166
                                                                                                     ===============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FIXED INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                           FOR THE SIX MONTHS
                                                                                 ENDED             FOR THE YEAR
                                                                             APRIL 30, 2003           ENDED
                                                                              (UNAUDITED)        OCTOBER 31, 2002
                                                                           ------------------    ----------------
FROM OPERATIONS
  Net investment income                                                    $        4,160,652    $     14,816,717
  Net realized loss from investments, futures transactions
    and foreign currency transactions                                                (315,405)        (18,776,793)
  Net change in unrealized appreciation (depreciation) from investments,
    futures transactions and foreign currency translations                         12,771,919         (10,225,964)
                                                                           ------------------    ----------------
    Net increase (decrease) in net assets resulting from operations                16,617,166         (14,186,040)
                                                                           ------------------    ----------------

FROM DIVIDENDS
  Dividends from net investment income
    Common Class shares                                                            (4,414,280)        (13,524,004)
    Advisor Class shares                                                             (579,449)         (1,724,079)
    Class A shares                                                                    (74,374)            (77,454)
    Class B shares                                                                   (116,871)           (113,035)
    Class C shares                                                                    (22,430)            (30,679)
                                                                           ------------------    ----------------
    Net decrease in net assets resulting from dividends                            (5,207,404)        (15,469,251)
                                                                           ------------------    ----------------

FROM CAPITAL SHARE TRANSACTIONS (NOTE 5)
  Proceeds from sale of shares                                                     22,147,227         141,942,883
  Reinvestment of dividends                                                         4,737,380          12,760,334
  Net asset value of shares redeemed                                              (67,345,433)       (273,724,434)
                                                                           ------------------    ----------------
    Net decrease in net assets from capital share transactions                    (40,460,826)       (119,021,217)
                                                                           ------------------    ----------------
  Net decrease in net assets                                                      (29,051,064)       (148,676,508)
NET ASSETS
  Beginning of period                                                             230,348,898         379,025,406
                                                                           ------------------    ----------------
  End of period                                                            $      201,297,834    $    230,348,898
                                                                           ==================    ================
  UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                               $         (127,558)   $        919,194
                                                                           ==================    ================

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FIXED INCOME FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

                                                  FOR THE SIX
                                                  MONTHS ENDED                          FOR THE YEAR ENDED OCTOBER 31,
                                                 APRIL 30, 2003      --------------------------------------------------------------
                                                   (UNAUDITED)         2002(1)       2001         2000         1999         1998
                                                 --------------      ----------   ----------   ----------   ----------   ----------
PER SHARE DATA
  Net asset value, beginning of period           $         9.42      $    10.33   $     9.78   $     9.89   $    10.41   $    10.43
                                                 --------------      ----------   ----------   ----------   ----------   ----------

INVESTMENT OPERATIONS
  Net investment income                                    0.19(2)         0.50         0.64         0.64         0.57         0.59
  Net gain (loss) on investments, futures
    transactions and foreign currency related
    items (both realized and unrealized)                   0.57           (0.91)        0.55        (0.11)       (0.48)        0.07
                                                 --------------      ----------   ----------   ----------   ----------   ----------
      Total from investment operations                     0.76           (0.41)        1.19         0.53         0.09         0.66
                                                 --------------      ----------   ----------   ----------   ----------   ----------

LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                    (0.24)          (0.50)       (0.64)       (0.64)       (0.57)       (0.59)
  Distributions from net realized gains                      --              --           --           --        (0.04)       (0.09)
                                                 --------------      ----------   ----------   ----------   ----------   ----------
      Total dividends and distributions                   (0.24)          (0.50)       (0.64)       (0.64)       (0.61)       (0.68)
                                                 --------------      ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD                   $         9.94      $     9.42   $    10.33   $     9.78   $     9.89   $    10.41
                                                 ==============      ==========   ==========   ==========   ==========   ==========

      Total return(3)                                      8.13%          (4.07)%      12.52%        5.59%        0.92%        6.48%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)       $      166,855      $  194,688   $  334,647   $  302,188   $  393,433   $  423,536
    Ratio of expenses to average net assets(4)             0.70%(5)        0.70%        0.72%        0.77%        0.76%        0.75%
    Ratio of net investment income to
      average net assets                                   4.00%(5)        4.90%        6.32%        6.53%        5.63%        5.64%
    Decrease reflected in above operating
      expense ratios due to waivers/
      reimbursements                                       0.36%(5)        0.22%        0.13%        0.02%        0.04%        0.04%
  Portfolio turnover rate                                   254%            385%         383%         247%         144%         124%

(1) As required, effective November 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change is less than $0.01 per share for the year ended October 31, 2002 on net investment income, net realized and unrealized gains and losses and the ratio of net investment income to average net assets. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(2) Per share information is calculated using the average share outstanding method.
(3) Total returns are historical and assume changes in share price and reinvestments of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.
(4) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expenses. These arrangements resulted in a reduction to the Common Class shares' net expense ratio by .00%, .02%, .01%, and .00% for the year ended October 31, 2001, 2000, 1999, and 1998, respectively. The Common Class shares' operating expense ratios after reflecting these arrangements were .72% for the year ended October 31, 2001, and .75% for the year ended October 31, 2000, 1999 and 1998, respectively. For the six months ended April 30, 2003 and the year ended October 31, 2002, there were no transfer agent credits.
(5)  Annualized

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FIXED INCOME FUND
FINANCIAL HIGHLIGHTS
(For an Advisor Class Share of the Fund Outstanding Throughout Each Period)

                                                  FOR THE SIX
                                                  MONTHS ENDED                          FOR THE YEAR ENDED OCTOBER 31,
                                                 APRIL 30, 2003      --------------------------------------------------------------
                                                   (UNAUDITED)         2002(1)       2001         2000         1999         1998
                                                 --------------      ----------   ----------   ----------   ----------   ----------
PER SHARE DATA
  Net asset value, beginning of period           $         9.42      $    10.33   $     9.78   $     9.89   $    10.41   $    10.43
                                                 --------------      ----------   ----------   ----------   ----------   ----------

INVESTMENT OPERATIONS
  Net investment income                                    0.18(2)         0.47         0.62         0.62         0.54         0.56
  Net gain (loss) on investments, futures
    transactions and foreign currency related
    items (both realized and unrealized)                   0.56           (0.91)        0.55        (0.11)       (0.48)        0.07
                                                 --------------      ----------   ----------   ----------   ----------   ----------
      Total from investment operations                     0.74           (0.44)        1.17         0.51         0.06         0.63
                                                 --------------      ----------   ----------   ----------   ----------   ----------

LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                    (0.22)          (0.47)       (0.62)       (0.62)       (0.54)       (0.56)
  Distributions from net realized gains                      --              --           --           --        (0.04)       (0.09)
                                                 --------------      ----------   ----------   ----------   ----------   ----------
      Total dividends and distributions                   (0.22)          (0.47)       (0.62)       (0.62)       (0.58)       (0.65)
                                                 --------------      ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD                   $         9.94      $     9.42   $    10.33   $     9.78   $     9.89   $    10.41
                                                 ==============      ==========   ==========   ==========   ==========   ==========

      Total return(3)                                      7.98%          (4.31)%      12.24%        5.33%        0.67%        6.21%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)       $       24,422      $   25,650   $   42,633   $    6,804   $    6,817   $    3,058
    Ratio of expenses to average net assets(4)             0.98%(5)        0.95%        0.96%        1.02%        1.01%        1.00%
    Ratio of net investment income to
      average net assets                                   3.71%(5)        4.65%        5.86%        6.31%        5.38%        5.40%
    Decrease reflected in above operating
      expense ratios due to waivers/
      reimbursements                                       0.36%(5)        0.22%        0.17%        0.02%        0.05%        0.04%
  Portfolio turnover rate                                   254%            385%         383%         247%         144%         124%

(1) As required, effective November 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change is less than $0.01 per share for the year ended October 31, 2002 on net investment income, net realized and unrealized gains and losses and the ratio of net investment income to average net assets. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(2) Per share information is calculated using the average share outstanding method.
(3) Total returns are historical and assume changes in share price and reinvestments of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.
(4) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expenses. These arrangements resulted in a reduction to the Advisor Class shares' net expense ratio by .01%, .02%, .01%, and .00% for the year ended October 31, 2001, 2000, 1999 and 1998, respectively. The Advisor Class shares' operating expense ratios after reflecting these arrangements were .95% for the year ended October 31, 2001, and 1.00% for the year ended October 31, 2000, 1999 and 1998, respectively. For the six months ended April 30, 2003 and the year ended October 31, 2002, there were no transfer agent credits.
(5)  Annualized

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FIXED INCOME FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)

                                                  FOR THE SIX
                                                  MONTHS ENDED       FOR THE YEAR ENDED OCTOBER 31,
                                                 APRIL 30, 2003      ------------------------------
                                                   (UNAUDITED)           2002(1)         2001(2)
                                                 --------------      -------------   --------------
PER SHARE DATA
  Net asset value, beginning of period           $         9.42      $       10.33   $        10.26
                                                 --------------      -------------   --------------

INVESTMENT OPERATIONS
  Net investment income                                    0.18(3)            0.48             0.15
  Net gain (loss) on investments, futures
    transactions and foreign currency related
    items (both realized and unrealized)                   0.57              (0.91)            0.07
                                                 --------------      -------------   --------------

      Total from investment operations                     0.75              (0.43)            0.22
                                                 --------------      -------------   --------------

LESS DIVIDENDS
  Dividends from net investment income                    (0.23)             (0.48)           (0.15)
                                                 --------------      -------------   --------------

NET ASSET VALUE, END OF PERIOD                   $         9.94      $        9.42   $        10.33
                                                 ==============      =============   ==============

      Total return(4)                                      8.00%             (4.27)%           2.13%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)       $        2,881      $       3,829   $          406
    Ratio of expenses to average net assets(5)             0.95%(6)           0.95%            0.95%(6)
    Ratio of net investment income to average
      net assets                                           3.76%(6)           4.54%            5.66%(6)
    Decrease reflected in above operating
      expense ratios due to
      waivers/reimbursements                               0.36%(6)           0.25%            0.31%(6)
  Portfolio turnover rate                                   254%               385%             383%

(1) As required, effective November 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change is less than $0.01 per share for the year ended October 31, 2002 on net investment income, net realized and unrealized gains and losses and the ratio of net investment income to average net assets. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(2)  For the period July 31, 2001 (inception date) through October 31, 2001.
(3) Per share information is calculated using the average share outstanding method.
(4) Total returns are historical and assume changes in share price and reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.
(5) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements had no effect on the Class A shares' net expense ratio.
(6)  Annualized

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FIXED INCOME FUND
FINANCIAL HIGHLIGHTS
(For a Class B Share of the Fund Outstanding Throughout Each Period)

                                                  FOR THE SIX
                                                  MONTHS ENDED       FOR THE YEAR ENDED OCTOBER 31,
                                                 APRIL 30, 2003      ------------------------------
                                                   (UNAUDITED)           2002(1)         2001(2)
                                                 --------------      -------------   --------------
PER SHARE DATA
  Net asset value, beginning of period           $         9.42      $       10.33   $        10.26
                                                 --------------      -------------   --------------

INVESTMENT OPERATIONS
  Net investment lncome                                    0.14(3)            0.40             0.13
  Net gain (loss) on investments, futures
    transactions and foreign currency related
    items (both realized and unrealized)                   0.57              (0.91)            0.07
                                                 --------------      -------------   --------------

      Total from investment operations                     0.71              (0.51)            0.20
                                                 --------------      -------------   --------------

LESS DIVIDENDS
  Dividends from net investment income                    (0.19)             (0.40)           (0.13)
                                                 --------------      -------------   --------------

NET ASSET VALUE, END OF PERIOD                   $         9.94      $        9.42   $        10.33
                                                 ==============      =============   ==============

      Total return(4)                                      7.60%             (5.02)%           1.96%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)       $        5,978      $       5,149   $        1,044
    Ratio of expenses to average net assets(5)             1.70%(6)           1.70%            1.70%(6)
    Ratio of net investment income to average
      net assets                                           2.98%(6)           3.76%            4.87%(6)
    Decrease reflected in above operating
      expense ratios due to
      waivers/reimbursements                               0.36%(6)           0.24%            0.32%(6)
  Portfolio turnover rate                                   254%               385%             383%

(1) As required, effective November 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change is less than $0.01 per share for the year ended October 31, 2002 on net investment income, net realized and unrealized gains and losses and the ratio of net investment income to average net assets. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(2)  For the period July 31, 2001 (inception date) through October 31, 2001.
(3) Per share information is calculated using the average share outstanding method.
(4) Total returns are historical and assume changes in share price and reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.
(5) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements had no effect on the Class B shares' net expense ratio.
(6)  Annualized

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FIXED INCOME FUND
FINANCIAL HIGHLIGHTS
(For a Class C Share of the Fund Outstanding Throughout Each Period)

                                                  FOR THE SIX
                                                  MONTHS ENDED       FOR THE YEAR ENDED OCTOBER 31,
                                                 APRIL 30, 2003      ------------------------------
                                                   (UNAUDITED)           2002(1)         2001(2)
                                                 --------------      -------------   --------------
PER SHARE DATA
  Net asset value, beginning of period           $         9.42      $       10.33   $        10.26
                                                 --------------      -------------   --------------

INVESTMENT OPERATIONS
  Net investment Income                                    0.14(3)            0.40             0.12
  Net gain (loss) on investments, futures
    transactions and foreign currency related
    items (both realized and unrealized)                   0.56              (0.91)            0.07
                                                 --------------      -------------   --------------

      Total from investment operations                     0.70              (0.51)            0.19
                                                 --------------      -------------   --------------

LESS DIVIDENDS
  Dividends from net investment income                    (0.19)             (0.40)           (0.12)
                                                 --------------      -------------   --------------

Net ASSET VALUE, END OF PERIOD                   $         9.93      $        9.42   $        10.33
                                                 ==============      =============   ==============

      Total return(4)                                      7.49%             (5.03)%           1.89%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)       $        1,161      $       1,033   $          296
    Ratio of expenses to average net assets(5)             1.70%(6)           1.70%            1.70%(6)
    Ratio of net investment income to average
      net assets                                           2.96%(6)           3.81%            4.82%(6)
    Decrease reflected in above operating
      expense ratios due to
      waivers/reimbursements                               0.36%(6)           0.23%            0.33%(6)
    Portfolio turnover rate                                 254%               385%             383%

(1) As required, effective November 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change is less than $0.01 per share for the year ended October 31, 2002 on net investment income, net realized and unrealized gains and losses and the ratio of net investment income to average net assets. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(2)  For the period July 31, 2001 (inception date) through October 31, 2001.
(3) Per share information is calculated using the average share outstanding method.
(4) Total returns are historical and assume changes in share price and reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.
(5) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements had no effect on the Class C shares' net expense ratio.
(6)  Annualized

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FIXED INCOME FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2003 (Unaudited)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  Credit Suisse Fixed Income Fund (the "Fund"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company that seeks to generate high current income consistent with reasonable risk and, secondarily, capital appreciation. The fund was organized under the laws of the Commonwealth of Massachusetts as a business trust on January 20, 1987.

  The Fund is authorized to offer five classes of shares: Common Class, Advisor Class, Class A, Class B, and Class C shares. Each class of shares represents an equal pro rata interest in the fund, except that they bear different expenses which reflect the differences in the range of services provided to them. Effective December 12, 2001, the Common Class closed to new investors. Common Class shares do not bear any distribution fees. Advisor Class shares bear expenses paid pursuant to a shareholder servicing plan adopted by the Fund at an annual rate not to exceed 0.75% of the average daily net assets of the Fund's outstanding Advisor Class shares. Prior to April 6, 2003, Advisor Class shares bore shareholder servicing and distribution expenses at the rate of 0.25% of average daily net assets. Effective April 6, 2003 the shareholder servicing and distribution fee increased to 0.50% of the average daily net assets of the Fund's Advisor Class shares. Class A shares are sold subject to a front-end sales charge of up to 4.75% and bear expenses paid pursuant to a distribution plan at an annual rate of 0.25% of the average daily net assets of the Fund's Class A shares. Class B shares are sold subject to a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held and bear expenses paid pursuant to a distribution plan at an annual rate of 1.00% of the average daily net assets of the Fund's Class B shares. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if redeemed within the first year of purchase and bear expenses paid pursuant to a distribution plan at an annual rate of 1.00% of the average daily net assets of the Fund's Class C shares.

  A) SECURITY VALUATION -- The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued on the basis of broker quotations or valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. The Fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded. If no sales are reported, equity investments are generally valued at the most recent bid price. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees under procedures established by the Board of Trustees in the absence of readily ascertainable market values. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless the Board of Trustees determines that using this method would not reflect an investment's fair value.

  B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

  C) SECURITY TRANSACTION AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The Fund amortizes premium and accretes discount using the effective interest method. Dividends are recorded on the ex-dividend date. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

  D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

  E) FEDERAL INCOME TAXES -- No provision is made for federal taxes, as it is the Fund's intention to have the Fund continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

  F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

  G) SHORT-TERM INVESTMENTS -- The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM") an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into a short-term time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian. The short-term time deposit is a variable rate account classified as a short-term investment.

  H) FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counter-parties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At April 30, 2003, the Fund had the following open forward foreign currency contracts:

                                    EXPIRATION  FOREIGN CURRENCY TO     CONTRACT      CONTRACT    UNREALIZED
FORWARD FOREIGN CURRENCY CONTRACT      DATE      BE PURCHASED/SOLD       AMOUNT        VALUE      GAIN (LOSS)
----------------------------------  ----------  -------------------   ------------  ------------  ----------
         Australian Dollar            6/5/03    $         3,080,000   $  1,877,044  $  1,922,303  $   45,259
         Australian Dollar            6/5/03    $        (3,080,000)    (1,827,980)   (1,922,303)    (94,323)
          Canadian Dollar             6/5/03    $         5,409,000      3,650,355     3,764,111     113,756
      European Economic Unit          6/5/03    EURO      3,438,000      3,739,754     3,839,147      99,393
      European Economic Unit          6/5/03    EURO     (1,738,000)    (1,870,210)   (1,940,791)    (70,581)
                                                                      ------------  ------------  ----------
                                                                      $  5,568,963  $  5,662,467  $   93,504
                                                                      ============  ============  ==========

  I) TBA PURCHASE COMMITMENTS -- The Fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in the Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

  J) FUTURES -- The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contracts. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. At April 30, 2003, the Fund had the following open futures contracts:

                                                                                            UNREALIZED
                                     NUMBER OF  EXPIRATION     CONTRACT       CONTRACT     APPRECIATION/
         FUTURES CONTRACTS           CONTRACTS     DATE         AMOUNT         VALUE      (DEPRECIATION)
----------------------------------  ----------  ---------   -------------  -------------  --------------
U.S. Treasury Bonds Futures              56      06/19/03   $   6,286,695  $   6,385,750  $       99,055
U.S. Treasury 2 Year Notes Futures       88      06/27/03      18,919,387     18,999,750          80,363
                                    ----------              -------------  -------------  --------------
                                        144                    25,206,082     25,385,500         179,418
                                    ----------              -------------  -------------  --------------
U.S. Treasury 5 Year Notes Futures     (123)     06/19/03     (13,886,949)   (13,991,250)      (104,301)
U.S. Treasury 10 Year Notes Futures     (75)     06/19/03      (8,635,425)    (8,634,375)         1,050
                                    ----------              -------------  -------------  --------------
                                       (198)                  (22,522,374)   (22,625,625)       (103,251)
                                    ----------              -------------  -------------  --------------
                                                            $   2,683,708  $   2,759,815  $       76,167
                                                            =============  =============  ==============

  K) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan including any accrued interest thereon and 105% of the market value of foreign securities on loan including any accrued interest thereon. Cash Collateral received by the Fund in connection with securities lending activity may be invested in a variety of investments including certain CSAM-advised funds or the AIM Institutional Funds -- Liquid Assets Portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

  The market value of securities on loan to brokers and the value of collateral held by the Fund with respect to such loans at April 30, 2003 is as follows:

         MARKET VALUE OF                                VALUE OF
        SECURITIES LOANED                          COLLATERAL RECEIVED
        -----------------                          --------------------
             $ 26,000,770                                $  26,684,603

  Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, has been engaged by the Fund to act as the Fund's securities lending agent. Prior to April 1, 2003, CSFB had agreed to charge the Fund fees for its securities lending activities equal to its costs in providing services as securities lending agent and had voluntarily waived such fees through March 31, 2003. Effective April 1, 2003, the Fund and CSFB entered into an arrangement to share the income earned from securities lending activities, whereby, generally, the Fund will receive 75% and CSFB will receive 25% of the income, in accordance with the provisions of the securities lending agency agreement. If CSFB should enter into a securities lending agency agreement with another comparable investment company client under which it will receive a smaller proportion of the fees, its fee agreement with the Fund shall be reduced to such lower fee amount.

  L) OTHER -- The Fund may invest in securities of foreign countries and governments, which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among other things, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

  The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or gains are earned.

  Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely effect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

  In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and (to the extent the Fund invests in junk bonds) the Fund's net asset value.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

  CSAM serves as investment adviser for the Fund. For its investment advisory services, CSAM is entitled to receive a fee from the Fund at an annual rate of 0.50% of the Fund's average daily net assets. For the six months ended April 30, 2003, investment advisory fees earned and voluntarily waived were $529,487 and $379,363, respectively.

  Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB, serve as co-administrators to the Fund.

  For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the Fund's average daily net assets. For the six months ended April 30, 2003, co-administrative services fees earned by CSAMSI were $105,897.

  For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee structure calculated in total for all the Credit Suisse Funds/Portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolios.

        AVERAGE DAILY NET ASSETS                        ANNUAL RATE
        ------------------------                        -----------
        First $5 billion                      0.050% of average daily net assets
        Next $5 billion                       0.035% of average daily net assets
        Over $10 billion                      0.020% of average daily net assets

  For the six months ended April 30, 2003, co-administrative service fees earned by SSB (including out-of-pocket expenses) were $83,238.

  In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. This fee is calculated at an annual rate of 0.50% of the average daily net assets of the Advisor Class shares. For Class A shares of the Fund, the fee is calculated at an annual rate of 0.25% of the daily average net assets of the Class A shares. For Class B and Class C shares of the Fund, the fee is calculated at an annual rate of 1.00% of the average daily net assets of the Class B and Class C shares of the Fund. CSAMSI may use this fee to compensate service organizations for shareholder servicing and distribution services. For the six months ended April 30, 2003, shareholder servicing and distribution fees earned by CSAMSI were as follows:

                                                SHAREHOLDER SERVICING/
        CLASS                                      DISTRIBUTION FEE
        -----                                   ----------------------
        Advisor Class                                        $  34,924
        Class A                                                  3,700
        Class B                                                 29,555
        Class C                                                  5,697
                                                             ---------
                                                             $  73,876
                                                             =========

  Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund, and receive compensation for these services from CSAM. CSAM is then reimbursed by the Fund. For the six months ended April 30, 2003, the Fund reimbursed CSAM $104,436 which is included in the Fund's transfer agent expense.

  For the six months ended April 30, 2003, CSAMSI and its affiliates advised the Fund that it retained $745 from commissions earned on the sale of the Fund's Class A shares.

  For the period ended April 30, 2003, CSFB received $1,594 in fees for its securities lending activities.

  Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the six months ended April 30, 2003, Merrill was paid $11,679 for its services to the Fund.

NOTE 3. LINE OF CREDIT

  The Fund, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participates in a $150 million committed, unsecured line of credit facility ("Credit Facility") with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent for temporary or emergency purposes. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At April 30, 2003 and during the six months ended April 30, 2003, the Fund had no borrowings under the Credit Facility.

NOTE 4. PURCHASES AND SALES OF SECURITIES

  For the six months ended April 30, 2003, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were $40,063,002, $70,159,686, $509,542,483 and $511,580,068,
respectively.

  At April 30, 2003, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation (depreciation) from investments were: $267,215,426, $8,094,730, $(1,143,644) and $6,951,086, respectively.

NOTE 5. CAPITAL SHARE TRANSACTIONS

   The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share, of which an unlimited number of shares are classified as Common Class shares, Advisor Class shares, Class A shares, Class B shares, and Class C shares. Transactions in capital shares for each class were as follows:

                                                                      COMMON CLASS
                                     -----------------------------------------------------------------------------
                                             FOR THE SIX MONTHS ENDED                  FOR THE YEAR ENDED
                                            APRIL 30, 2003 (UNAUDITED)                   OCTOBER 31, 2002
                                     -----------------------------------------------------------------------------
                                           SHARES               VALUE               SHARES             VALUE
                                     ------------------   ------------------   ----------------   ----------------
Shares sold                                   1,953,688   $       18,924,143         12,935,824   $    127,315,250
Shares issued in reinvestment
  of dividends                                  427,451            4,158,939          1,165,358         11,445,049
Shares redeemed                              (6,659,587)         (60,447,664)       (25,825,803)      (252,907,577)
                                     ------------------   ------------------   ----------------   ----------------
Net decrease                                 (4,278,448)  $      (37,364,582)       (11,724,621)  $   (114,147,278)
                                     ==================   ==================   ================   ================

                                                                     ADVISOR CLASS
                                     -----------------------------------------------------------------------------
                                             FOR THE SIX MONTHS ENDED                  FOR THE YEAR ENDED
                                            APRIL 30, 2003 (UNAUDITED)                   OCTOBER 31, 2002
                                     -----------------------------------------------------------------------------
                                           SHARES               VALUE               SHARES             VALUE
                                     ------------------   ------------------   ----------------   ----------------
Shares sold                                      26,736   $          260,824            442,170   $      4,399,467
Shares issued in reinvestment
  of dividends                                   43,287              421,267            119,167          1,172,018
Shares redeemed                                (335,466)          (3,244,723)        (1,964,601)       (19,124,277)
                                     ------------------   ------------------   ----------------   ----------------
Net decrease                                   (265,443)  $       (2,562,632)        (1,403,264)  $    (13,552,792)
                                     ==================   ==================   ================   ================

                                                                        CLASS A
                                     -----------------------------------------------------------------------------
                                             FOR THE SIX MONTHS ENDED                  FOR THE YEAR ENDED
                                            APRIL 30, 2003 (UNAUDITED)                   OCTOBER 31, 2002
                                     -----------------------------------------------------------------------------
                                           SHARES               VALUE               SHARES             VALUE
                                     ------------------   ------------------   ----------------   ----------------
Shares sold                                     100,126   $          977,463            431,754   $      4,181,523
Shares issued in reinvestment
  of dividends                                    5,533               53,806              6,150             58,737
Shares redeemed                                (222,309)          (2,153,946)           (70,779)          (704,769)
                                     ------------------   ------------------   ----------------   ----------------
Net increase (decrease)                        (116,650)  $       (1,122,677)           367,125   $      3,535,491
                                     ==================   ==================   ================   ================

                                                                        CLASS B
                                     -----------------------------------------------------------------------------
                                             FOR THE SIX MONTHS ENDED                  FOR THE YEAR ENDED
                                            APRIL 30, 2003 (UNAUDITED)                  OCTOBER 31, 2002
                                     -----------------------------------------------------------------------------
                                           SHARES               VALUE               SHARES             VALUE
                                     ------------------   ------------------   ----------------   ----------------
Shares sold                                     142,504   $        1,374,665            487,239   $      4,735,172
Shares issued in reinvestment
  of dividends                                    8,970               87,313              6,325             60,929
Shares redeemed                                 (96,451)            (943,458)           (47,906)          (459,888)
                                     ------------------   ------------------   ----------------   ----------------
Net increase                                     55,023   $          518,520            445,658   $      4,336,213
                                     ==================   ==================   ================   ================

                                                                        CLASS C
                                     -----------------------------------------------------------------------------
                                             FOR THE SIX MONTHS ENDED                  FOR THE YEAR ENDED
                                            APRIL 30, 2003 (UNAUDITED)                  OCTOBER 31, 2002
                                     -----------------------------------------------------------------------------
                                           SHARES               VALUE               SHARES             VALUE
                                     ------------------   ------------------   ----------------   ----------------
Shares sold                                      62,569   $          610,132            133,764   $      1,311,471
Shares issued in reinvestment
  of dividends                                    1,652               16,055              2,421             23,601
Shares redeemed                                 (57,024)            (555,642)           (55,162)          (527,923)
                                     ------------------   ------------------   ----------------   ----------------
Net increase                                      7,197   $           70,545             81,023   $        807,149
                                     ==================   ==================   ================   ================

  On April 30, 2003, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund were as follows:

                                           NUMBER OF     APPROXIMATE PERCENTAGE
CLASS                                    SHAREHOLDERS     OF OUTSTANDING SHARES
-----                                    ------------    ----------------------
Common Class                                   4                             58%
Advisor Class                                  1                              5%
Class A                                        4                             33%
Class C                                        3                             50%

  Some of the shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.

NOTE 6. PROPOSED REORGANIZATION

  On May 20, 2003, the Board of Directors of Credit Suisse Investment Grade Bond Fund (the "Acquired Fund"), approved, subject to shareholder approval, a proposed reorganization (the "Reorganization") whereby all of the assets and liabilities of the Acquired Fund would be transferred to the Fund in exchange for shares of beneficial interest of the Fund. The Acquired Fund would then be liquidated and shares of beneficial interest of the Fund would be distributed to the Acquired Fund's shareholders.

  If the Reorganization is completed, each shareholder of the Acquired Fund would become a shareholder of the Fund and would receive on a tax-free basis shares of beneficial interest of the Fund with the same aggregate net asset value as their shares of the Acquired Fund. The Reorganization is subject to the completion of certain conditions, including the approval of the Acquired Fund's shareholders.

CREDIT SUISSE FIXED INCOME FUND
SHAREHOLDER MEETING RESULTS (UNAUDITED)

  A special meeting of shareholders of the Credit Suisse Fixed Income Fund (the "Fund") was held at 466 Lexington Avenue, 16th Floor, New York, NY 10017 on April 11, 2003 and adjourned to May 2, 2003, May 16, 2003 and June 5, 2003. The following matters were voted upon by the shareholders of the Fund and the results are presented below. All proposals were approved except proposals 3, 4-A and 4-B.

1. To Elect the Following Nominees as Trustees:

                                    FOR        WITHHELD
                                -----------    --------
        Richard H. Francis       13,650,402    578,999
        Jack W. Fritz            13,651,783    577,618
        Joseph D. Gallagher      13,660,939    568,462
        Jeffrey E. Garten        13,653,381    576,020
        Peter F. Krogh           13,654,458    574,943
        James S. Pasman, Jr      13,642,337    587,064
        Steven N. Rappaport      13,668,890    560,511
        William W. Priest        13,658,600    570,801

        Total Eligible Shares    21,696,121
        Total Shares Voted       14,229,401
        % of Shares Voted             65.59%

2-A. To Modify the Fundamental Investment Restriction on Borrowing Money:

                                         % OF TOTAL SHARES     % OF TOTAL
                              SHARES        OUTSTANDING       SHARES VOTED
                            ----------   -----------------    ------------
     For                    11,192,896               51.59%          78.66%
     Against                   684,718                3.16%           4.81%
     Abstain                   393,965                1.82%           2.77%
     Broker Non-votes        1,957,822                9.02%          13.76%

2-B. To Modify the Fundamental Investment Restriction on Lending:

                                         % OF TOTAL SHARES     % OF TOTAL
                              SHARES        OUTSTANDING       SHARES VOTED
                            ----------   -----------------    ------------
     For                    11,205,478               51.65%          78.75%
     Against                   659,437                3.04%           4.63%
     Abstain                   406,664                1.87%           2.86%
     Broker Non-votes        1,957,822                9.02%          13.76%

2-C. To Modify the Fundamental Investment Restriction on Real Estate
Investments:

                                         % OF TOTAL SHARES     % OF TOTAL
                              SHARES        OUTSTANDING       SHARES VOTED
                            ----------   -----------------    ------------
     For                    11,324,565               52.20%          79.59%
     Against                   521,869                2.41%           3.67%
     Abstain                   425,145                1.96%           2.99%
     Broker Non-votes        1,957,822                9.02%          13.76%

2-D. To Remove the Fundamental Investment Restriction on Short Sales:

                                         % OF TOTAL SHARES     % OF TOTAL
                              SHARES        OUTSTANDING       SHARES VOTED
                            ----------   -----------------    ------------
     For                    11,214,720               51.69%          78.81%
     Against                   661,095                3.05%           4.65%
     Abstain                   395,764                1.82%           2.78%
     Broker Non-votes        1,957,822                9.02%          13.76%

2-E. To Remove the Fundamental Investment Restriction on Margins:

                                         % OF TOTAL SHARES     % OF TOTAL
                              SHARES        OUTSTANDING       SHARES VOTED
                            ----------   -----------------    ------------
     For                    11,198,708               51.62%          78.70%
     Against                   681,516                3.14%           4.79%
     Abstain                   391,355                1.80%           2.75%
     Broker Non-votes        1,957,822                9.02%          13.76%

2-F. To Remove the Fundamental Investment Restriction on Investments in Oil, Gas and Mineral Programs:

                                         % OF TOTAL SHARES     % OF TOTAL
                              SHARES        OUTSTANDING       SHARES VOTED
                            ----------   -----------------    ------------
     For                    11,315,358               52.15%          79.52%
     Against                   568,594                2.62%           4.00%
     Abstain                   387,627                1.79%           2.72%
     Broker Non-votes        1,957,822                9.02%          13.76%

2-G. To Remove the Fundamental Investment Restriction on Investments in Securities Issued by Other Investment Companies:

                                         % OF TOTAL SHARES     % OF TOTAL
                              SHARES        OUTSTANDING       SHARES VOTED
                            ----------   -----------------    ------------
     For                    11,197,001               51.61%          78.69%
     Against                   642,020                2.96%           4.51%
     Abstain                   432,558                1.99%           3.04%
     Broker Non-votes        1,957,822                9.02%          13.76%

2-H. To Remove the Fundamental Investment Restriction on Acquiring More than 10% of Voting Securities of Any One Issuer:

                                         % OF TOTAL SHARES     % OF TOTAL
                              SHARES        OUTSTANDING       SHARES VOTED
                            ----------   -----------------    ------------
     For                    11,149,307               51.39%          78.35%
     Against                   689,052                3.18%           4.84%
     Abstain                   433,220                2.00%           3.05%
     Broker Non-votes        1,957,822                9.02%          13.76%

3. To Change the Fund's Investment Objective from Fundamental to
Non-Fundamental:

                                         % OF TOTAL SHARES     % OF TOTAL
                              SHARES        OUTSTANDING       SHARES VOTED
                            ----------   -----------------    ------------
     For                     9,282,120               42.78%          65.23%
     Against                 2,537,280               11.70%          17.83%
     Abstain                   452,180                2.08%           3.18%
     Broker Non-votes        1,957,822                9.02%          13.76%

4-A. To Amend the Charter Document to Allow Involuntary Redemptions:

                                         % OF TOTAL SHARES     % OF TOTAL
                              SHARES        OUTSTANDING       SHARES VOTED
                            ----------   -----------------    ------------
     For                     9,310,833               42.92%          65.43%
     Against                 2,489,407               11.47%          17.50%
     Abstain                   471,339                2.17%           3.31%
     Broker Non-votes        1,957,822                9.02%          13.76%

4-B. To Amend the Charter Document to Allow Mergers Without Shareholder
Approval:

                                         % OF TOTAL SHARES     % OF TOTAL
                              SHARES        OUTSTANDING       SHARES VOTED
                            ----------   -----------------    ------------
     For                     9,206,959               42.44%          64.70%
     Against                 2,665,451               12.29%          18.73%
     Abstain                   399,169                1.84%           2.81%
     Broker Non-votes        1,957,822                9.02%          13.76%

CREDIT SUISSE FIXED INCOME FUND
PRIVACY POLICY NOTICE

  We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

  In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

  We may collect nonpublic information about you from the following sources:

  - Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

  - Information about your transactions with us, our affiliates, or others.

  We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law. In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates. We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

  We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

  NOTE: THIS NOTICE IS PROVIDED TO CLIENTS AND PROSPECTIVE CLIENTS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM"), CSAM CAPITAL INC., AND CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., AND SHAREHOLDERS AND PROSPECTIVE SHAREHOLDERS IN CSAM SPONSORED AND ADVISED INVESTMENT COMPANIES, INCLUDING CREDIT SUISSE FUNDS, AND OTHER CONSUMERS AND CUSTOMERS, AS APPLICABLE. THIS NOTICE IS NOT INTENDED TO BE INCORPORATED IN ANY OFFERING MATERIALS BUT IS MERELY A STATEMENT OF OUR CURRENT PRIVACY POLICY, AND MAY BE AMENDED FROM TIME TO TIME UPON NOTICE TO YOU. THIS NOTICE IS DATED AS OF MAY 20, 2003.

[CREDIT SUISSE ASSET MANAGEMENT LOGO]

P.O. BOX 55030, BOSTON, MA 02205-5030
800-927-2874 - www.csam-americas.com

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       CSFIX-3-0403

ITEM 2. CODE OF ETHICS.
Form N-CSR disclosure requirement not yet effective with respect to the Registrant.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Form N-CSR disclosure requirement not yet effective with respect to the Registrant.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Form N-CSR disclosure requirement not yet effective with respect to the Registrant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable to the Registrant.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable to the Registrant.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The Principal Executive Officer and Principal Financial Officer concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

(a) Form N-CSR disclosure requirement not yet effective with respect to the Registrant.

(b) The certifications of the Registrant as required by Rule 30a-2 under the Act are exhibits to this report.

                                   SIGNATURES

               Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

               Credit Suisse Fixed Income Fund

               /s/ Joseph D. Gallagher
               -----------------------
               Name:  Joseph D. Gallagher
               Title:   Chief Executive Officer
               Date:   July 2, 2003

               Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

               /s/ Joseph D. Gallagher
               -----------------------
               Name:  Joseph D. Gallagher
               Title:   Chief Executive Officer
               Date:   July 2, 2003

               /s/ Michael A. Pignataro
               Name:  Michael A. Pignataro
               Title:   Chief Financial Officer
               Date:   July 2, 2003